LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
LONG-TERM OBLIGATIONS	LONG-TERM OBLIGATIONS The components of long-term obligations at December 31 were as follows:

	2015	2014
Accrued royalties	$35,451	$22,101
Other	8,902	4,507
	$44,353	$26,608